Note 4 - Loans (Details) - Loans Individually Evaluated for Impairment (Indivdually Evaluated for Impairment [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 2,799,434	$ 15,564,312
Allowance for Loan Losses Allocated	179,016	2,921,950
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment		415,010
Allowance for Loan Losses Allocated		415,010
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	1,007,702	1,539,370
Recorded investment	660,231	12,030,980
Allowance for Loan Losses Allocated	179,016	2,506,940
Agriculture Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	401,028	607,462
Agricultural Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	649,036	801,586
Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 81,437	$ 169,904